Invested Assets and Investment Income - Summary of Invested Assets and Segregated Funds Net Assets, Measured at Fair Value (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [Line Items]
Debt securities	$ 198,122	$ 185,594
Public equities	22,851	19,179
Real estate - investment property	12,928	12,777
Other invested assets	28,760	27,543
Segregated funds net assets	343,108	313,209
Total assets	809,130	750,271
FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	1,859	1,080
Debt securities	116,044	107,425
Public equities	20,060	16,721
AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	13,084	10,163
Debt securities	5,285	5,245
Public equities	2,791	2,458
Other cash and short-term securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	5,357	4,972
Real estate [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate - investment property	11,002	10,761
Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	18,194	17,562
Canadian government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	23,361	23,787
Canadian government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	18,582	16,445
Canadian government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	4,779	7,342
U.S. government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	11,031	11,934
U.S. government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	17,221	13,990
Other government and agency [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	21,743	20,260
Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	17,383	16,159
Other government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	4,360	4,101
Residential mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	13	13
Residential mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1	2
Commercial mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,271	1,344
Commercial mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	102	128
Other securitized assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,983	1,417
Other securitized assets [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	67	49
Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	613,577	562,520
Level 1 [Member]
Disclosure of fair value measurement of assets [Line Items]
Segregated funds net assets	293,903	273,840
Level 1 [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Public equities	20,060	16,718
Level 1 [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Public equities	2,788	2,456
Level 1 [Member] | Other cash and short-term securities [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	5,357	4,972
Level 1 [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	91
Level 1 [Member] | Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	322,199	297,986
Level 2 [Member]
Disclosure of fair value measurement of assets [Line Items]
Segregated funds net assets	44,693	34,922
Level 2 [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	1,859	1,080
Debt securities	115,411	106,641
Level 2 [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Cash and short-term securities	13,084	10,163
Debt securities	5,270	5,125
Public equities	3	2
Level 2 [Member] | Canadian government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	18,582	16,445
Level 2 [Member] | Canadian government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	4,779	7,342
Level 2 [Member] | U.S. government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	11,031	11,934
Level 2 [Member] | U.S. government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	17,221	13,990
Level 2 [Member] | Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	17,383	15,979
Level 2 [Member] | Other government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	4,360	4,064
Level 2 [Member] | Residential mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	13	6
Level 2 [Member] | Residential mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1
Level 2 [Member] | Commercial mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,271	1,344
Level 2 [Member] | Commercial mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	102	128
Level 2 [Member] | Other securitized assets [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	1,983	1,417
Level 2 [Member] | Other securitized assets [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	67	49
Level 2 [Member] | Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	257,113	230,631
Level 3 [Member]
Disclosure of fair value measurement of assets [Line Items]
Segregated funds net assets	4,512	4,447
Total assets	35,721	34,009	$ 34,870
Level 3 [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	633	784
Public equities		3
Level 3 [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities	15	120
Level 3 [Member] | Real estate [Member]
Disclosure of fair value measurement of assets [Line Items]
Real estate - investment property	11,002	10,761
Total assets	29,105	28,323	28,732
Level 3 [Member] | Other invested assets [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets	18,103	17,562
Level 3 [Member] | Other invested assets [Member] | Real estate [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	18,103	17,562	$ 16,203
Level 3 [Member] | Other government and agency [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities		180
Level 3 [Member] | Other government and agency [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities		37
Level 3 [Member] | Residential mortgage asset-backed securities [Member] | FVTPL [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities		7
Level 3 [Member] | Residential mortgage asset-backed securities [Member] | AFS [Member]
Disclosure of fair value measurement of assets [Line Items]
Debt securities		2
Level 3 [Member] | Financial assets at fair value, class [Member]
Disclosure of fair value measurement of assets [Line Items]
Total assets	$ 34,265	$ 33,903